Stock Option Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Compensation

Note 12. Stock Option Compensation

Stock Option Plan

The Company has adopted the 1999 Incentive Stock Plan, the 2010 Equity Incentive Plan, and the 2014 Equity Incentive Plan (together, the Plans). The 1999 Incentive Stock Plan expired in 2009, and the 2010 Equity Incentive Plan has been closed to new issuances. Therefore, the Company may issue options to purchase shares of common stock to employees, directors, and consultants only under the 2014 Equity Incentive Plan. Options granted under the 2014 Plan may be incentive stock options (“ISOs”) or nonqualified stock options (“NSOs”). ISOs may be granted only to Company employees and directors. NSOs may be granted to employees, directors, advisors, and consultants. The Board of Directors has the authority to determine to whom options will be granted, the number of options, the term, and the exercise price.

Options are to be granted at an exercise price not less than fair value for an ISO or 85% of fair value for an NSO. For individuals holding more than 10% of the voting rights of all classes of stock, the exercise price of an option will not be less than 110% of fair value. The vesting period is normally monthly over a period of four years from the vesting date. The contractual term of an option is no longer than five years for ISOs for which the grantee owns greater than 10% of the voting power of all classes of stock and no longer than ten years for all other options.

The Company recognized stock-based compensation expense related to options granted to employees for the fiscal years ended December 31, 2013 and 2014 of $38,417 and $345,435, respectively. The compensation expense is allocated on a departmental basis, based on the classification of the option holder. No income tax benefits have been recognized in the statements of operations for stock-based compensation arrangements as of December 31, 2013 and December 31, 2014.

Stock compensation expense was allocated between departments as follows

	Year ended
	December 31, 2014	December 31, 2013
Research & Development	$64,020	$14,431
Sales & Marketing	$8,335	$—
General & Administrative	$273,080	$23,986

Total	$345,435	$38,417

The Company did not grant any stock options and no options were exercised during the year ended 12/31/2013. The Company granted options to purchase 926,384 of the Company’s common stock in 2014. The fair value of each award granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions for the year ended December 31, 2014:

Year Ended December 31, 2014
Expected life (years)	5.8 – 6.1
Risk-free interest rate	1.6% – 1.8%
Volatility	43% – 59%
Dividend rate	0%

Expected volatility is based on volatilities of a group of public companies operating in the Company’s industry. The expected life of stock options represents the average of the contractual term of the options and the weighted-average vesting period, as permitted under the simplified method. The Company has elected to use the simplified method, as the Company does not have enough historical exercise experience to provide a reasonable basis upon which to estimate the expected term and the stock option grants are considered “plain vanilla” options. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant.

The following table summarizes stock option transactions for the years ended December 31, 2013 and December 31, 2014 as issued under the Plans:

	Options Available	Number of Shares	Average Exercise Price	Weighted Average Grant Date Fair Value Per Option
Balances, December 31, 2013	124,824	239,606	3.36
2014 Plan authorized	1,437,165
Closed 2010 Plan	(123,523)
Granted	(926,384)	926,384	7.15	$1.03
Forfeited	93,979	(93,979)	6.75	$1.03

Balances, December 31, 2014	606,061	1,072,011	6.34

At December 31, 2013 and at December 31, 2014, there were 232,302 and 578,889 options to purchase shares, respectively, vested with a weighted-average exercise price of $3.36 and $5.58 per share, respectively, a weighted average contractual life of 3.86 and 7.46 years, respectively and a weighted average grant date fair value per option of $0.1 and $0.66, respectively. As of December 31, 2014, the outstanding stock options had an intrinsic value of $20,228. The weighted average remaining contractual term of the outstanding options was 8.67 years as of December 31, 2014.

Future stock-based compensation for unvested employee options granted and outstanding as of December 31, 2014 is approximately $539,087 to be recognized over a remaining requisite service period of 3.88 years.

The fair value of an equity award granted to a non-employee generally is determined in the same manner as an equity award granted to an employee. In most cases, the fair value of the equity securities granted is more reliably determinable than the fair value of the goods or services received. Stock-based compensation related to its grant of options to non-employees has not been material to date.